Share-based compensation (Narrative) (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2020	May 14, 2014 shares	Mar. 31, 2012 shares
Equity Incentive Plan 2012
Share-Based Compensation [Line Items]
Equity awards available for grants (in shares)				8,064,081
Equity Incentive Plan 2014
Share-Based Compensation [Line Items]
Equity awards available for grants (in shares)			4,500,000
NV Equity Plan
Share-Based Compensation [Line Items]
Restricted stock units convertible to common shares, conversion ratio	1
NV Equity Plan | Minimum
Share-Based Compensation [Line Items]
Equity award vesting period		3 years
NV Equity Plan | Maximum
Share-Based Compensation [Line Items]
Equity award vesting period		5 years